Annual Total Returns- Thrivent International Allocation Fund (Class A) [BarChart] - Class A - Thrivent International Allocation Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.12%)	18.79%	15.13%	(4.92%)	(1.19%)	2.88%	23.12%	(15.82%)	19.96%	3.38%